At NAV [Member] Investment Strategy - S000095309 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated bonds and other debt instruments of investment grade quality (referred to as core bonds), like those included in the Bloomberg U.S. Aggregate Bond Index (the Index). The Index includes securities issued by the U.S. Government and its agencies and instrumentalities, corporate bonds, and mortgage- and asset-backed securities. The Fund may invest in mortgage dollar rolls and reverse repurchase agreements. The Fund may also invest in foreign debt instruments denominated in U.S. dollars or in foreign currencies. The Fund may also invest in loans and loan participations. The Fund considers a bond or other debt instrument to be of investment grade quality if it is rated investment grade by a nationally recognized statistical rating organization or, if unrated, determined by the investment manager to be of comparable quality.
The Fund may invest in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds). The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.
The Fund may invest in derivatives, such as futures (including interest rate futures) and swaps (including credit default swaps, credit default swap indexes, and interest rate swaps) for hedging and investment purposes, and to manage interest rate and/or credit exposure of the Fund.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.